Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DFA INVESTMENT DIMENSIONS GROUP INC.
Entity Central Index Key	0000355437
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA International Small Portfolio
Class Name	Institutional
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional VA International Small Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.38%1,[2]
[1],[2]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[1],[2]
Net Assets	$ 423,013,835
Holdings Count | $ / shares	3,616
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$423,013,835
Number of Holdings	3,616
Portfolio Turnover Rate	14%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
BAWAG Group AG	0.5%
Swiss Prime Site AG	0.4%
Gaztransport Et Technigaz SA	0.4%
Finning International, Inc.	0.3%
DPM Metals, Inc.	0.3%
Accelleron Industries AG	0.3%
Belimo Holding AG	0.3%
NKT AS	0.3%
Rexel SA	0.3%
PSP Swiss Property AG	0.3%

Top Countries (% of Total Investments) †
Japan	21.7%
Canada	14.4%
United Kingdom	11.1%
Switzerland	7.6%
Germany	7.2%
Australia	6.2%
France	6.0%
Italy	3.8%
Sweden	2.8%
Denmark	2.5%
[3]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA International Value Portfolio
Class Name	Institutional
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional VA International Value Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.27%1,[2]
[4],[5]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.27%	[4],[5]
Net Assets	$ 769,272,313
Holdings Count | $ / shares	511
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$769,272,313
Number of Holdings	511
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Shell PLC	4.0%
TotalEnergies SE	2.8%
Banco Santander SA	2.3%
HSBC Holdings PLC	1.6%
Toyota Motor Corp.	1.6%
Toronto-Dominion Bank	1.3%
Zurich Insurance Group AG	1.2%
BASF SE	1.2%
Suncor Energy, Inc.	1.2%
Engie SA	1.2%

Top Countries (% of Total Investments) †
Japan	20.5%
United Kingdom	13.9%
Canada	11.8%
France	10.4%
Germany	8.3%
Switzerland	7.8%
Australia	6.1%
Netherlands	4.4%
Spain	3.2%
Italy	2.6%
[6]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA U.S. Targeted Value Portfolio
Class Name	Institutional
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional VA U.S. Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.28%1,[2]
[7],[8]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%	[7],[8]
Net Assets	$ 850,347,649
Holdings Count | $ / shares	1,092
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$850,347,649
Number of Holdings	1,092
Portfolio Turnover Rate	19%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
WESCO International, Inc.	0.8%
APA Corp.	0.7%
Ovintiv, Inc.	0.7%
Viatris, Inc.	0.7%
Toll Brothers, Inc.	0.6%
Performance Food Group Co.	0.6%
Ally Financial, Inc.	0.6%
BorgWarner, Inc.	0.6%
CNH Industrial NV	0.6%
First Horizon Corp.	0.5%

Sector Allocation (% of Total Investments) †
Financials	28.5%
Industrials	17.3%
Consumer Discretionary	13.9%
Energy	11.3%
Consumer Staples	6.9%
Information Technology	6.9%
Health Care	6.3%
Materials	5.7%
Communication Services	1.9%
Real Estate	0.8%
Utilities	0.5%
[9]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA Short-Term Fixed Portfolio
Class Name	Institutional
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional VA Short-Term Fixed Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.12%1,[2]
[10],[11]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[10],[11]
Net Assets	$ 417,934,262
Holdings Count | $ / shares	149
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$417,934,262
Number of Holdings	149
Portfolio Turnover Rate	36%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Security Type (% of Total Investments) †
Commercial Paper	45.8%
Bonds	34.7%
U.S. Treasury Obligations	18.1%
Agency Obligations	1.4%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	59.8%
1 to 3 Years	40.2%
[12]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Two-Year Global Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DFGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Two-Year Global Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$8	0.16%[1]
[13]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[13]
Net Assets	$ 4,679,185,472
Holdings Count | $ / shares	233
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$4,679,185,472
Number of Holdings	233
Portfolio Turnover Rate	32%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
United States	21.7%
Canada	19.9%
Supranational	12.8%
Australia	8.3%
Netherlands	8.3%
New Zealand	5.8%
Sweden	5.6%
Singapore	4.4%
Germany	4.1%
Finland	3.4%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	35.0%
1 to 3 Years	64.8%
3 to 5 Years	0.2%
[14]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA U.S. Large Value Portfolio
Class Name	Institutional
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional VA U.S. Large Value Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.20%1,[2]
[15],[16]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[15],[16]
Net Assets	$ 832,217,763
Holdings Count | $ / shares	383
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$832,217,763
Number of Holdings	383
Portfolio Turnover Rate	8%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
JPMorgan Chase & Co.	4.4%
Exxon Mobil Corp.	3.5%
Amazon.com, Inc.	3.1%
Micron Technology, Inc.	2.8%
Johnson & Johnson	2.2%
Cisco Systems, Inc.	1.9%
Berkshire Hathaway, Inc. B	1.8%
UnitedHealth Group, Inc.	1.6%
Chevron Corp.	1.5%
Verizon Communications, Inc.	1.2%

Sector Allocation (% of Total Investments) †
Financials	21.1%
Industrials	14.3%
Health Care	13.8%
Information Technology	13.0%
Energy	12.4%
Materials	8.0%
Consumer Discretionary	7.0%
Communication Services	5.4%
Consumer Staples	4.7%
Real Estate	0.3%
[17]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA Global Bond Portfolio
Class Name	Institutional
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional VA Global Bond Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.21%1,[2]
[18],[19]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%	[18],[19]
Net Assets	$ 364,618,203
Holdings Count | $ / shares	235
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$364,618,203
Number of Holdings	235
Portfolio Turnover Rate	12%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
Canada	19.8%
Supranational	16.6%
Germany	11.8%
Netherlands	9.8%
United States	8.9%
Australia	8.2%
France	5.3%
New Zealand	5.2%
Finland	3.9%
Belgium	3.1%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	3.4%
1 to 3 Years	26.6%
3 to 5 Years	70.0%
[20]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA One-Year Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DFIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA One-Year Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.12%[1]
[21]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[21]
Net Assets	$ 4,573,739,467
Holdings Count | $ / shares	161
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$4,573,739,467
Number of Holdings	161
Portfolio Turnover Rate	43%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Security Type (% of Total Investments) †
Commercial Paper	49.0%
Bonds	29.0%
U.S. Treasury Obligations	21.6%
Agency Obligations	0.4%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	62.9%
1 to 3 Years	37.1%
[22]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Five-Year Global Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DFGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Five-Year Global Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.21%[1]
[23]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%	[23]
Net Assets	$ 9,483,466,997
Holdings Count | $ / shares	278
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$9,483,466,997
Number of Holdings	278
Portfolio Turnover Rate	12%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
Canada	19.7%
Supranational	18.4%
Germany	11.7%
Netherlands	9.5%
Australia	8.6%
United States	6.7%
Finland	5.2%
France	5.1%
New Zealand	4.7%
Belgium	3.1%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	5.0%
1 to 3 Years	26.1%
3 to 5 Years	68.9%
[24]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Short-Term Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DFSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Short-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.19%[1]
[25]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[25]
Net Assets	$ 1,376,559,253
Holdings Count | $ / shares	604
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,376,559,253
Number of Holdings	604
Portfolio Turnover Rate	64%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Sector Allocation (% of Total Investments) †
General Obligation	48.4%
School District	22.9%
General	5.5%
Education	3.7%
Medical	3.5%
Transportation	3.3%
Higher Education	3.1%
Water	3.1%
Commercial Paper	2.8%
Power	2.4%
Utilities	0.8%
Airport	0.4%
Facilities	0.1%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	64.3%
1 to 3 Years	23.5%
3 to 5 Years	3.2%
5 to 10 Years	8.4%
Greater than 10 Years	0.6%
[26]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Short-Term Government Portfolio
Class Name	Institutional
Trading Symbol	DFFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Short-Term Government Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.17%[1]
[27]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[27]
Net Assets	$ 1,807,654,742
Holdings Count | $ / shares	29
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,807,654,742
Number of Holdings	29
Portfolio Turnover Rate	28%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Security Type (% of Total Investments) †
U.S. Treasury Obligations	91.1%
Agency Obligations	8.9%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	33.4%
1 to 3 Years	66.6%
[28]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Intermediate Government Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DFIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Intermediate Government Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.11%[1]
[29]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.11%	[29]
Net Assets	$ 6,067,183,563
Holdings Count | $ / shares	122
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$6,067,183,563
Number of Holdings	122
Portfolio Turnover Rate	3%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Security Type (% of Total Investments) †
U.S. Treasury Obligations	66.4%
Agency Obligations	33.6%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	9.5%
1 to 3 Years	15.2%
3 to 5 Years	22.6%
5 to 10 Years	13.8%
Greater than 10 Years	38.9%
[30]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Social Core Equity Portfolio
Class Name	Institutional
Trading Symbol	DFESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Social Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.43%[1]
[31]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%	[31]
Net Assets	$ 2,099,427,589
Holdings Count | $ / shares	6,079
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$2,099,427,589
Number of Holdings	6,079
Portfolio Turnover Rate	8%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	10.0%
Samsung Electronics Co. Ltd.	4.8%
SK Hynix, Inc.	4.1%
Tencent Holdings Ltd.	1.8%
Alibaba Group Holding Ltd.	1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	0.7%
China Construction Bank Corp. H	0.7%
MediaTek, Inc.	0.6%
PDD Holdings, Inc.	0.6%
Ping An Insurance Group Co. of China Ltd. H	0.5%

Top Countries (% of Total Investments) †
Taiwan	28.4%
China	22.4%
South Korea	18.1%
India	11.8%
South Africa	3.0%
Brazil	2.8%
Saudi Arabia	2.3%
Mexico	1.8%
United Arab Emirates	1.3%
Poland	1.2%
[32]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Inflation-Protected Securities Portfolio
Class Name	Institutional
Trading Symbol	DIPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Inflation-Protected Securities Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.11%[1]
[33]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.11%	[33]
Net Assets	$ 5,139,205,595
Holdings Count | $ / shares	28
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$5,139,205,595
Number of Holdings	28
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Security Type (% of Total Investments) †
U.S. Treasury Obligations	100.0%

Stated Maturity Allocation (% of Total Investments)
1 to 3 Years	34.6%
3 to 5 Years	13.8%
5 to 10 Years	23.9%
Greater than 10 Years	27.7%
[34]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA California Short-Term Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DFCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA California Short-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.19%1,[2]
[35],[36]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[35],[36]
Net Assets	$ 891,231,610
Holdings Count | $ / shares	378
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$891,231,610
Number of Holdings	378
Portfolio Turnover Rate	28%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Sector Allocation (% of Total Investments) †
General Obligation	27.2%
School District	26.5%
General	16.3%
Water	9.2%
Higher Education	6.5%
Medical	4.4%
Commercial Paper	3.6%
Power	2.2%
Education	1.7%
Transportation	1.0%
Airport	0.7%
Pollution	0.4%
Mello-Roos	0.3%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	38.8%
1 to 3 Years	34.4%
3 to 5 Years	8.2%
5 to 10 Years	16.1%
Greater than 10 Years	2.5%
[37]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Social Core Equity 2 Portfolio
Class Name	Institutional
Trading Symbol	DFUEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Social Core Equity 2 Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.21%[1]
[38]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[38]
Net Assets	$ 2,380,545,281
Holdings Count | $ / shares	2,062
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$2,380,545,281
Number of Holdings	2,062
Portfolio Turnover Rate	3%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	6.7%
Apple, Inc.	5.2%
Microsoft Corp.	4.6%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. A	2.3%
Alphabet, Inc. A	2.1%
Alphabet, Inc. C	1.6%
JPMorgan Chase & Co.	1.3%
Broadcom, Inc.	1.2%
Caterpillar, Inc.	0.8%

Sector Allocation (% of Total Investments) †
Information Technology	31.9%
Financials	17.0%
Industrials	14.6%
Consumer Discretionary	11.6%
Communication Services	8.8%
Consumer Staples	5.0%
Health Care	4.1%
Materials	3.2%
Energy	2.5%
Utilities	1.0%
Real Estate	0.3%
[39]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Selectively Hedged Global Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DFSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Selectively Hedged Global Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$8	0.17%[1]
[40]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%	[40]
Net Assets	$ 1,054,897,013
Holdings Count | $ / shares	491
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,054,897,013
Number of Holdings	491
Portfolio Turnover Rate	27%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
United States	25.6%
Canada	13.8%
France	8.7%
Supranational	7.9%
Germany	6.5%
Australia	6.4%
United Kingdom	4.7%
Sweden	3.8%
New Zealand	3.7%
Netherlands	3.6%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	10.8%
1 to 3 Years	25.7%
3 to 5 Years	63.5%
[41]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Sustainability Core 1 Portfolio
Class Name	Institutional
Trading Symbol	DFSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Sustainability Core 1 Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.17%[1]
[42]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[42]
Net Assets	$ 8,342,530,038
Holdings Count | $ / shares	1,834
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$8,342,530,038
Number of Holdings	1,834
Portfolio Turnover Rate	3%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	6.6%
Apple, Inc.	5.6%
Amazon.com, Inc.	3.4%
Alphabet, Inc. A	2.9%
Meta Platforms, Inc. A	2.9%
Broadcom, Inc.	2.4%
Microsoft Corp.	2.3%
Alphabet, Inc. C	2.2%
JPMorgan Chase & Co.	1.6%
Eli Lilly & Co.	1.2%

Sector Allocation (% of Total Investments) †
Information Technology	26.5%
Financials	17.0%
Industrials	13.6%
Consumer Discretionary	12.0%
Communication Services	10.4%
Health Care	10.0%
Consumer Staples	4.6%
Materials	2.6%
Energy	2.1%
Utilities	0.9%
Real Estate	0.3%
[43]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International Sustainability Core 1 Portfolio
Class Name	Institutional
Trading Symbol	DFSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Sustainability Core 1 Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.23%[1]
[44]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[44]
Net Assets	$ 4,407,558,814
Holdings Count | $ / shares	3,516
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$4,407,558,814
Number of Holdings	3,516
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
ASML Holding NV	2.1%
Novartis AG	1.1%
Roche Holding AG	1.1%
AstraZeneca PLC	0.8%
LVMH Moet Hennessy Louis Vuitton SE	0.7%
Novo Nordisk AS B	0.6%
Toyota Motor Corp.	0.6%
ABB Ltd.	0.6%
Banco Santander SA	0.6%
Siemens Energy AG	0.6%

Top Countries (% of Total Investments) †
Japan	19.9%
United Kingdom	12.0%
Canada	11.7%
Switzerland	8.7%
France	7.8%
Germany	7.5%
Netherlands	5.9%
Australia	5.0%
Sweden	3.7%
Spain	3.3%
[45]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Short-Term Extended Quality Portfolio
Class Name	Institutional
Trading Symbol	DFEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Short-Term Extended Quality Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%[1]
[46]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[46]
Net Assets	$ 5,869,201,964
Holdings Count | $ / shares	761
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$5,869,201,964
Number of Holdings	761
Portfolio Turnover Rate	24%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Security Type (% of Total Investments) †
Bonds	90.7%
Commercial Paper	6.9%
U.S. Treasury Obligations	2.4%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	20.5%
1 to 3 Years	23.2%
3 to 5 Years	56.3%
[47]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Intermediate-Term Extended Quality Portfolio
Class Name	Institutional
Trading Symbol	DFTEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Intermediate-Term Extended Quality Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.19%[1]
[48]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[48]
Net Assets	$ 1,811,933,353
Holdings Count | $ / shares	650
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,811,933,353
Number of Holdings	650
Portfolio Turnover Rate	9%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Security Type (% of Total Investments) †
Bonds	98.6%
U.S. Treasury Obligations	1.4%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	0.2%
1 to 3 Years	3.1%
3 to 5 Years	29.1%
5 to 10 Years	30.7%
Greater than 10 Years	36.9%
[49]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA Global Moderate Allocation Portfolio
Class Name	Institutional
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional VA Global Moderate Allocation Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$14	0.28%1,2,[3]
[50],[51],[52]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[50],[51],[52]
Net Assets	$ 287,713,698
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$287,713,698
Number of Holdings	12
Portfolio Turnover Rate	4%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
U.S. Core Equity 2 Portfolio	32.3%
Dimensional VA Global Bond Portfolio	12.3%
DFA Selectively Hedged Global Fixed Income Portfolio	12.3%
U.S. Core Equity 1 Portfolio	11.6%
International Core Equity 2 Portfolio	10.9%
Emerging Markets Core Equity 2 Portfolio	6.1%
Dimensional VA Short-Term Fixed Portfolio	4.8%
DFA Two-Year Global Fixed Income Portfolio	4.8%
Dimensional VA U.S. Large Value Portfolio	2.3%
Dimensional VA International Value Portfolio	1.2%
[53]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA California Intermediate-Term Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DCIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA California Intermediate-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.21%[1]
[54]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%	[54]
Net Assets	$ 434,942,087
Holdings Count | $ / shares	380
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$434,942,087
Number of Holdings	380
Portfolio Turnover Rate	17%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Sector Allocation (% of Total Investments) †
General Obligation	28.8%
School District	24.9%
General	18.5%
Water	9.5%
Medical	6.8%
Higher Education	5.8%
Power	3.5%
Airport	1.0%
Transportation	0.6%
Education	0.5%
Mello-Roos	0.1%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	6.2%
1 to 3 Years	17.1%
3 to 5 Years	17.0%
5 to 10 Years	17.8%
Greater than 10 Years	41.9%
[55]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Investment Grade Portfolio
Class Name	Institutional
Trading Symbol	DFAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Investment Grade Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.19%[1]
[56]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[56]
Net Assets	$ 12,610,459,817
Holdings Count | $ / shares	923
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$12,610,459,817
Number of Holdings	923
Portfolio Turnover Rate	12%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Security Type (% of Total Investments) †
Bonds	50.8%
U.S. Treasury Obligations	39.7%
Agency Obligations	9.5%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	8.7%
1 to 3 Years	10.2%
3 to 5 Years	24.5%
5 to 10 Years	22.3%
Greater than 10 Years	34.3%
[57]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA LTIP Portfolio
Class Name	Institutional
Trading Symbol	DRXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA LTIP Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.12%[1]
[58]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[58]
Net Assets	$ 404,422,582
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$404,422,582
Number of Holdings	4
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Security Type (% of Total Investments) †
U.S. Treasury Obligations	100.0%

Stated Maturity Allocation (% of Total Investments)
Greater than 10 Years	100.0%
[59]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA International Government Fixed Income Portfolio (formerly, DFA World ex U.S. Government Fixed Income Portfolio)
Class Name	Institutional
Trading Symbol	DWFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA International Government Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.20%1,[2]
[60],[61]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[60],[61]
Net Assets	$ 1,040,249,743
Holdings Count | $ / shares	115
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,040,249,743
Number of Holdings	115
Portfolio Turnover Rate	13%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
France	24.1%
Japan	19.4%
Canada	18.1%
Australia	9.2%
Supranational	6.5%
New Zealand	4.9%
Denmark	3.7%
Switzerland	3.0%
Germany	2.5%
United Kingdom	2.1%

Stated Maturity Allocation (% of Total Investments)
3 to 5 Years	3.8%
5 to 10 Years	75.8%
Greater than 10 Years	20.4%
[62]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Intermediate-Term Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DFTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Intermediate-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.19%1,[2]
[63],[64]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[63],[64]
Net Assets	$ 1,288,053,288
Holdings Count | $ / shares	691
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,288,053,288
Number of Holdings	691
Portfolio Turnover Rate	13%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Sector Allocation (% of Total Investments) †
General Obligation	44.7%
School District	14.1%
General	10.6%
Water	6.8%
Medical	6.4%
Higher Education	4.2%
Transportation	3.6%
Power	3.6%
Utilities	2.7%
Education	1.9%
Airport	1.2%
Development	0.2%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	10.5%
1 to 3 Years	22.6%
3 to 5 Years	11.1%
5 to 10 Years	13.7%
Greater than 10 Years	42.1%
[65]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International Social Core Equity Portfolio
Class Name	Institutional
Trading Symbol	DSCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Social Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$14	0.26%[1]
[66]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[66]
Net Assets	$ 2,159,531,550
Holdings Count | $ / shares	3,958
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$2,159,531,550
Number of Holdings	3,958
Portfolio Turnover Rate	4%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
ASML Holding NV	1.1%
Royal Bank of Canada	0.8%
SoftBank Group Corp.	0.6%
Banco Bilbao Vizcaya Argentaria SA	0.6%
Deutsche Telekom AG	0.6%
BASF SE	0.6%
HSBC Holdings PLC	0.5%
Engie SA	0.5%
Toronto-Dominion Bank	0.5%
Mitsubishi UFJ Financial Group, Inc.	0.4%

Top Countries (% of Total Investments) †
Japan	24.1%
Canada	12.5%
United Kingdom	9.8%
Germany	7.6%
France	7.1%
Australia	5.8%
Switzerland	5.8%
Netherlands	4.3%
Italy	3.8%
Spain	3.3%
[67]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Large Cap Growth Portfolio
Class Name	Institutional
Trading Symbol	DUSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Large Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%[1]
[68]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[68]
Net Assets	$ 4,339,938,389
Holdings Count | $ / shares	118
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$4,339,938,389
Number of Holdings	118
Portfolio Turnover Rate	8%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	7.6%
Apple, Inc.	6.4%
Broadcom, Inc.	5.4%
Eli Lilly & Co.	4.5%
Visa, Inc. A	3.9%
Mastercard, Inc. A	3.1%
Caterpillar, Inc.	2.8%
Microsoft Corp.	2.6%
Walmart, Inc.	2.5%
Lam Research Corp.	2.4%

Sector Allocation (% of Total Investments) †
Information Technology	36.8%
Industrials	14.9%
Consumer Staples	10.9%
Health Care	9.4%
Consumer Discretionary	8.5%
Financials	8.0%
Communication Services	8.0%
Utilities	1.5%
Energy	1.4%
Materials	0.6%
[69]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Growth Portfolio
Class Name	Institutional
Trading Symbol	DSCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Small Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$16	0.31%[1]
[70]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[70]
Net Assets	$ 1,922,803,121
Holdings Count | $ / shares	553
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,922,803,121
Number of Holdings	553
Portfolio Turnover Rate	11%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Sterling Infrastructure, Inc.	0.8%
Hasbro, Inc.	0.8%
IES Holdings, Inc.	0.7%
Exelixis, Inc.	0.7%
Murphy USA, Inc.	0.6%
TTM Technologies, Inc.	0.6%
Allison Transmission Holdings, Inc.	0.6%
BJ’s Wholesale Club Holdings, Inc.	0.6%
Powell Industries, Inc.	0.6%
Aramark	0.6%

Sector Allocation (% of Total Investments) †
Industrials	26.7%
Consumer Discretionary	17.7%
Information Technology	14.2%
Health Care	11.5%
Financials	11.0%
Materials	6.2%
Consumer Staples	5.1%
Energy	4.1%
Communication Services	2.9%
Utilities	0.3%
Real Estate	0.3%
[71]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International Large Cap Growth Portfolio
Class Name	Institutional
Trading Symbol	DILRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Large Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.26%[1]
[72]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[72]
Net Assets	$ 1,410,951,776
Holdings Count | $ / shares	457
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,410,951,776
Number of Holdings	457
Portfolio Turnover Rate	6%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
ASML Holding NV	3.8%
Roche Holding AG	2.8%
LVMH Moet Hennessy Louis Vuitton SE	1.6%
Nestle SA	1.5%
Siemens Energy AG	1.5%
Rheinmetall AG	1.3%
Safran SA	1.3%
AstraZeneca PLC	1.3%
Rolls-Royce Holdings PLC	1.3%
Sony Group Corp.	1.2%

Top Countries (% of Total Investments) †
Japan	22.4%
United Kingdom	12.5%
Canada	11.5%
Germany	9.1%
France	8.3%
Switzerland	7.9%
Australia	6.0%
Netherlands	4.4%
Spain	3.4%
Sweden	3.0%
[73]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International Small Cap Growth Portfolio
Class Name	Institutional
Trading Symbol	DISMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Small Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.45%[1]
[74]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[74]
Net Assets	$ 316,205,379
Holdings Count | $ / shares	1,326
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$316,205,379
Number of Holdings	1,326
Portfolio Turnover Rate	11%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
VAT Group AG	1.0%
Finning International, Inc.	1.0%
Babcock International Group PLC	0.9%
Belimo Holding AG	0.9%
Accelleron Industries AG	0.8%
Gaztransport Et Technigaz SA	0.8%
Games Workshop Group PLC	0.7%
GEA Group AG	0.7%
BAWAG Group AG	0.7%
Orion OYJ B	0.7%

Top Countries (% of Total Investments) †
Japan	21.3%
Canada	14.0%
United Kingdom	12.6%
Switzerland	8.6%
Germany	6.0%
Australia	5.9%
France	5.8%
Italy	4.6%
Spain	2.7%
Finland	2.7%
[75]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Short-Duration Real Return Portfolio
Class Name	Institutional
Trading Symbol	DFAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Short-Duration Real Return Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.22%[1]
[76]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[76]
Net Assets	$ 2,195,493,607
Holdings Count | $ / shares	708
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$2,195,493,607
Number of Holdings	708
Portfolio Turnover Rate	25%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
United States	49.0%
Supranational	5.9%
Australia	5.7%
France	5.4%
Canada	5.1%
Germany	4.5%
Japan	3.5%
New Zealand	3.0%
United Kingdom	2.9%
Sweden	2.6%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	17.4%
1 to 3 Years	20.0%
3 to 5 Years	62.5%
5 to 10 Years	0.1%
[77]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Municipal Real Return Portfolio
Class Name	Institutional
Trading Symbol	DMREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Municipal Real Return Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.24%[1]
[78]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[78]
Net Assets	$ 1,801,682,231
Holdings Count | $ / shares	604
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,801,682,231
Number of Holdings	604
Portfolio Turnover Rate	33%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Sector Allocation (% of Total Investments) †
General Obligation	55.2%
School District	16.8%
General	7.5%
Water	5.1%
Education	3.7%
Higher Education	3.3%
Transportation	2.9%
Power	2.2%
Medical	1.2%
Utilities	1.2%
Commercial Paper	0.8%
Airport	0.1%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	37.2%
1 to 3 Years	39.1%
3 to 5 Years	5.8%
5 to 10 Years	9.5%
Greater than 10 Years	8.4%
[79]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DFMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.21%[1]
[80]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%	[80]
Net Assets	$ 468,308,612
Holdings Count | $ / shares	375
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$468,308,612
Number of Holdings	375
Portfolio Turnover Rate	23%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Sector Allocation (% of Total Investments) †
General Obligation	52.1%
School District	18.7%
Water	8.1%
General	5.4%
Transportation	4.9%
Utilities	2.9%
Power	2.6%
Education	2.2%
Higher Education	1.4%
Commercial Paper	0.8%
Medical	0.6%
Facilities	0.2%
Airport	0.1%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	22.4%
1 to 3 Years	19.6%
3 to 5 Years	11.1%
5 to 10 Years	9.9%
Greater than 10 Years	37.0%
[81]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VIT Inflation-Protected Securities Portfolio
Class Name	Institutional
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional VIT Inflation-Protected Securities Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.11%1,[2]
[82],[83]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.11%	[82],[83]
Net Assets	$ 241,001,035
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$241,001,035
Number of Holdings	24
Portfolio Turnover Rate	19%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Security Type (% of Total Investments) †
U.S. Treasury Obligations	100.0%

Stated Maturity Allocation (% of Total Investments)
1 to 3 Years	17.5%
3 to 5 Years	19.0%
5 to 10 Years	43.2%
Greater than 10 Years	20.3%
[84]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Targeted Credit Portfolio
Class Name	Institutional
Trading Symbol	DTCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Targeted Credit Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.20%1,[2]
[85],[86]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[85],[86]
Net Assets	$ 836,132,004
Holdings Count | $ / shares	411
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$836,132,004
Number of Holdings	411
Portfolio Turnover Rate	24%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
United States	40.9%
Canada	13.4%
France	7.5%
Germany	6.0%
United Kingdom	4.8%
Australia	4.4%
Spain	3.8%
Japan	3.8%
Sweden	3.4%
Netherlands	2.8%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	10.5%
1 to 3 Years	16.6%
3 to 5 Years	72.9%
[87]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA NY Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DNYMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA NY Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.25%1,[2]
[88],[89]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[88],[89]
Net Assets	$ 183,869,436
Holdings Count | $ / shares	136
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$183,869,436
Number of Holdings	136
Portfolio Turnover Rate	29%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Sector Allocation (% of Total Investments) †
General Obligation	35.7%
General	26.0%
School District	18.2%
Transportation	6.1%
Higher Education	5.4%
Airport	3.7%
Water	1.5%
Education	1.3%
Development	1.2%
Utilities	0.5%
Medical	0.4%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	43.9%
1 to 3 Years	14.7%
3 to 5 Years	9.9%
5 to 10 Years	24.0%
Greater than 10 Years	7.5%
[90]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional Retirement Income Fund
Class Name	Institutional
Trading Symbol	TDIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Retirement Income Fund (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%1,[2]
[91],[92]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[91],[92]
Net Assets	$ 58,419,123
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$58,419,123
Number of Holdings	8
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
DFA Inflation-Protected Securities Portfolio	47.9%
DFA One-Year Fixed Income Portfolio	31.9%
U.S. Large Company Portfolio	7.1%
U.S. Core Equity 1 Portfolio	7.1%
Large Cap International Portfolio	2.7%
Emerging Markets Core Equity 2 Portfolio	2.0%
International Core Equity 2 Portfolio	1.3%
[93]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2045 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional 2045 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%[1]
[94]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[94]
Net Assets	$ 236,303,507
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$236,303,507
Number of Holdings	9
Portfolio Turnover Rate	6%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
U.S. Large Company Portfolio	26.9%
U.S. Core Equity 1 Portfolio	26.8%
Large Cap International Portfolio	10.0%
DFA Two-Year Global Fixed Income Portfolio	9.5%
DFA Short-Term Extended Quality Portfolio	9.5%
Emerging Markets Core Equity 2 Portfolio	7.5%
International Core Equity 2 Portfolio	5.0%
DFA LTIP Portfolio	4.8%
[95]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2050 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional 2050 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%[1]
[96]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[96]
Net Assets	$ 209,136,742
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$209,136,742
Number of Holdings	8
Portfolio Turnover Rate	10%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
U.S. Core Equity 1 Portfolio	31.3%
U.S. Large Company Portfolio	31.3%
Large Cap International Portfolio	11.6%
Emerging Markets Core Equity 2 Portfolio	8.8%
International Core Equity 2 Portfolio	5.8%
DFA Short-Term Extended Quality Portfolio	5.6%
DFA Two-Year Global Fixed Income Portfolio	5.6%
[97]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2055 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional 2055 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%[1]
[98]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[98]
Net Assets	$ 150,664,201
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$150,664,201
Number of Holdings	7
Portfolio Turnover Rate	10%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
U.S. Core Equity 1 Portfolio	33.6%
U.S. Large Company Portfolio	33.5%
Large Cap International Portfolio	12.4%
Emerging Markets Core Equity 2 Portfolio	9.3%
International Core Equity 2 Portfolio	6.2%
DFA Short-Term Extended Quality Portfolio	2.5%
DFA Two-Year Global Fixed Income Portfolio	2.5%
[99]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2060 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional 2060 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.21%1,[2]
[100],[101]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[100],[101]
Net Assets	$ 130,184,870
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$130,184,870
Number of Holdings	8
Portfolio Turnover Rate	9%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
U.S. Large Company Portfolio	33.5%
U.S. Core Equity 1 Portfolio	33.5%
Large Cap International Portfolio	12.4%
Emerging Markets Core Equity 2 Portfolio	9.4%
International Core Equity 2 Portfolio	6.2%
DFA Two-Year Global Fixed Income Portfolio	2.5%
DFA Short-Term Extended Quality Portfolio	2.5%
[102]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2015 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional 2015 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%1,[2]
[103],[104]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[103],[104]
Net Assets	$ 21,626,180
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$21,626,180
Number of Holdings	8
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
DFA Inflation-Protected Securities Portfolio	76.0%
U.S. Large Company Portfolio	8.5%
U.S. Core Equity 1 Portfolio	8.4%
Large Cap International Portfolio	3.1%
Emerging Markets Core Equity 2 Portfolio	2.4%
International Core Equity 2 Portfolio	1.6%
[105]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2020 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional 2020 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%1,[2]
[106],[107]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[106],[107]
Net Assets	$ 56,429,723
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$56,429,723
Number of Holdings	7
Portfolio Turnover Rate	3%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
DFA Inflation-Protected Securities Portfolio	65.7%
DFA LTIP Portfolio	9.1%
U.S. Core Equity 1 Portfolio	8.9%
U.S. Large Company Portfolio	8.9%
Large Cap International Portfolio	3.3%
Emerging Markets Core Equity 2 Portfolio	2.5%
International Core Equity 2 Portfolio	1.6%
[108]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2025 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional 2025 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.17%[1]
[109]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[109]
Net Assets	$ 111,830,910
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$111,830,910
Number of Holdings	8
Portfolio Turnover Rate	4%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
DFA Inflation-Protected Securities Portfolio	56.9%
DFA LTIP Portfolio	17.9%
U.S. Core Equity 1 Portfolio	8.9%
U.S. Large Company Portfolio	8.9%
Large Cap International Portfolio	3.3%
Emerging Markets Core Equity 2 Portfolio	2.5%
International Core Equity 2 Portfolio	1.6%
[110]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2030 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional 2030 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.17%[1]
[111]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[111]
Net Assets	$ 154,019,987
Holdings Count | $ / shares	10
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$154,019,987
Number of Holdings	10
Portfolio Turnover Rate	6%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
DFA Inflation-Protected Securities Portfolio	31.3%
DFA LTIP Portfolio	28.7%
U.S. Core Equity 1 Portfolio	12.7%
U.S. Large Company Portfolio	12.7%
Large Cap International Portfolio	4.8%
Emerging Markets Core Equity 2 Portfolio	3.6%
International Core Equity 2 Portfolio	2.4%
DFA Short-Term Extended Quality Portfolio	1.9%
DFA Two-Year Global Fixed Income Portfolio	1.9%
[112]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2035 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional 2035 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.17%[1]
[113]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[113]
Net Assets	$ 196,400,165
Holdings Count | $ / shares	10
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$196,400,165
Number of Holdings	10
Portfolio Turnover Rate	6%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
DFA LTIP Portfolio	32.1%
U.S. Core Equity 1 Portfolio	17.3%
U.S. Large Company Portfolio	17.3%
DFA Inflation-Protected Securities Portfolio	9.6%
Large Cap International Portfolio	6.5%
Emerging Markets Core Equity 2 Portfolio	4.9%
DFA Short-Term Extended Quality Portfolio	4.5%
DFA Two-Year Global Fixed Income Portfolio	4.5%
International Core Equity 2 Portfolio	3.3%
[114]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2040 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional 2040 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%[1]
[115]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[115]
Net Assets	$ 202,773,072
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$202,773,072
Number of Holdings	9
Portfolio Turnover Rate	6%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
DFA LTIP Portfolio	22.6%
U.S. Large Company Portfolio	22.4%
U.S. Core Equity 1 Portfolio	22.3%
Large Cap International Portfolio	8.4%
DFA Short-Term Extended Quality Portfolio	7.0%
DFA Two-Year Global Fixed Income Portfolio	6.9%
Emerging Markets Core Equity 2 Portfolio	6.2%
International Core Equity 2 Portfolio	4.2%
[116]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Social Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DSFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Social Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.21%[1]
[117]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%	[117]
Net Assets	$ 716,224,387
Holdings Count | $ / shares	422
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$716,224,387
Number of Holdings	422
Portfolio Turnover Rate	13%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Security Type (% of Total Investments) †
Bonds	50.9%
U.S. Treasury Obligations	42.3%
Agency Obligations	6.8%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	8.5%
1 to 3 Years	10.5%
3 to 5 Years	22.1%
5 to 10 Years	24.5%
Greater than 10 Years	34.4%
[118]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Diversified Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DFXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Diversified Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$7	0.15%1,[2]
[119],[120]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[119],[120]
Net Assets	$ 1,678,094,040
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,678,094,040
Number of Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
DFA Intermediate Government Fixed Income Portfolio	50.1%
DFA Two-Year Global Fixed Income Portfolio	30.0%
U.S. Treasury Inflation-Indexed Notes 0.125% due 01/15/32	5.1%
U.S. Treasury Inflation-Indexed Notes 1.750% due 01/15/34	5.0%
U.S. Treasury Inflation-Indexed Bonds 3.375% due 04/15/32	4.8%
U.S. Treasury Inflation-Indexed Notes 0.125% due 07/15/31	3.0%
U.S. Treasury Inflation-Indexed Notes 2.125% due 01/15/35	2.0%
[121]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA Equity Allocation Portfolio
Class Name	Institutional
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional VA Equity Allocation Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$16	0.31%1,2,[3]
[122],[123],[124]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[122],[123],[124]
Net Assets	$ 304,659,877
Holdings Count | $ / shares	10
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$304,659,877
Number of Holdings	10
Portfolio Turnover Rate	4%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
U.S. Core Equity 1 Portfolio	28.2%
U.S. Large Company Portfolio	22.6%
Dimensional VA U.S. Targeted Value Portfolio	12.7%
International Core Equity 2 Portfolio	11.9%
Emerging Markets Core Equity 2 Portfolio	9.2%
Dimensional VA U.S. Large Value Portfolio	7.1%
Dimensional VA International Small Portfolio	3.7%
Dimensional VA International Value Portfolio	2.8%
DFA Real Estate Securities Portfolio	1.3%
DFA International Real Estate Securities Portfolio	0.5%
[125]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA MN Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DMNBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA MN Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.30%1,[2]
[126],[127]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[126],[127]
Net Assets	$ 27,756,143
Holdings Count | $ / shares	86
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$27,756,143
Number of Holdings	86
Portfolio Turnover Rate	24%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Sector Allocation (% of Total Investments) †
General Obligation	64.1%
School District	27.6%
Education	2.0%
Medical	1.5%
Higher Education	1.3%
Water	1.2%
Airport	1.1%
General	0.7%
Utilities	0.5%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	38.4%
1 to 3 Years	47.6%
3 to 5 Years	3.2%
5 to 10 Years	10.0%
Greater than 10 Years	0.8%
[128]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA California Municipal Real Return Portfolio
Class Name	Institutional
Trading Symbol	DCARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA California Municipal Real Return Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.25%[1]
[129]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[129]
Net Assets	$ 396,418,661
Holdings Count | $ / shares	338
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$396,418,661
Number of Holdings	338
Portfolio Turnover Rate	27%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Sector Allocation (% of Total Investments) †
General Obligation	29.6%
School District	24.2%
General	21.7%
Higher Education	7.2%
Water	6.2%
Power	3.1%
Medical	2.9%
Commercial Paper	2.8%
Education	1.3%
Transportation	0.7%
Mello-Roos	0.2%
Airport	0.1%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	27.9%
1 to 3 Years	44.2%
3 to 5 Years	9.1%
5 to 10 Years	11.5%
Greater than 10 Years	7.3%
[130]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Global Core Plus Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DGCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Global Core Plus Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.23%1,[2]
[131],[132]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.23%	[131],[132]
Net Assets	$ 2,913,097,730
Holdings Count | $ / shares	662
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$2,913,097,730
Number of Holdings	662
Portfolio Turnover Rate	21%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
United States	53.6%
Canada	14.5%
Australia	6.4%
France	5.9%
Japan	5.1%
Germany	3.2%
United Kingdom	1.8%
Netherlands	1.3%
Italy	1.2%
Supranational	1.2%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	2.5%
1 to 3 Years	5.3%
3 to 5 Years	10.3%
5 to 10 Years	53.2%
Greater than 10 Years	28.7%
[133]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Sustainability Core 1 Portfolio
Class Name	Institutional
Trading Symbol	DESIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Sustainability Core 1 Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.42%1,[2]
[134],[135]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[134],[135]
Net Assets	$ 1,300,939,767
Holdings Count | $ / shares	4,887
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,300,939,767
Number of Holdings	4,887
Portfolio Turnover Rate	3%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	5.7%
Samsung Electronics Co. Ltd. (005930KS)	3.2%
Tencent Holdings Ltd.	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	2.2%
SK Hynix, Inc.	1.8%
Samsung Electronics Co. Ltd. (SMSN LI), GDR	1.4%
Alibaba Group Holding Ltd.	1.3%
MediaTek, Inc.	0.8%
Delta Electronics, Inc.	0.6%
Hon Hai Precision Industry Co. Ltd.	0.6%

Top Countries (% of Total Investments) †
China	25.0%
Taiwan	24.2%
South Korea	19.0%
India	12.2%
Brazil	4.1%
South Africa	2.4%
Saudi Arabia	2.3%
Mexico	1.9%
United Arab Emirates	1.5%
Poland	1.2%
[136]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Global Sustainability Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DGSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Global Sustainability Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.22%[1]
[137]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[137]
Net Assets	$ 689,592,903
Holdings Count | $ / shares	246
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$689,592,903
Number of Holdings	246
Portfolio Turnover Rate	17%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
United States	29.8%
Canada	15.4%
Supranational	14.3%
Japan	6.6%
Australia	5.9%
France	5.9%
Germany	4.4%
United Kingdom	4.0%
Netherlands	3.7%
Belgium	3.1%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	3.2%
1 to 3 Years	19.0%
3 to 5 Years	10.1%
5 to 10 Years	24.6%
Greater than 10 Years	43.1%
[138]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Oregon Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DOGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Oregon Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.30%1,[2]
[139],[140]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[139],[140]
Net Assets	$ 99,865,081
Holdings Count | $ / shares	160
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$99,865,081
Number of Holdings	160
Portfolio Turnover Rate	8%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Sector Allocation (% of Total Investments) †
Medical	32.5%
Transportation	17.1%
Higher Education	12.1%
General	11.3%
General Obligation	10.0%
School District	7.3%
Water	5.0%
Development	3.2%
Utilities	1.0%
Power	0.5%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	17.0%
1 to 3 Years	18.0%
3 to 5 Years	10.4%
5 to 10 Years	23.0%
Greater than 10 Years	31.6%
[141]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Selective State Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DSSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Selective State Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.23%1,[2]
[142],[143]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.23%	[142],[143]
Net Assets	$ 574,551,180
Holdings Count | $ / shares	601
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$574,551,180
Number of Holdings	601
Portfolio Turnover Rate	22%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Sector Allocation (% of Total Investments) †
General Obligation	30.2%
Medical	16.7%
School District	15.3%
General	8.7%
Transportation	6.1%
Power	5.4%
Water	5.2%
Higher Education	3.7%
Utilities	2.9%
Commercial Paper	2.3%
Education	1.8%
Airport	1.1%
Development	0.3%
Bond Bank	0.1%
Housing	0.1%
Facilities	0.1%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	15.2%
1 to 3 Years	11.2%
3 to 5 Years	9.4%
5 to 10 Years	19.2%
Greater than 10 Years	45.0%
[144]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Global Social Core Equity Portfolio
Class Name	Institutional
Trading Symbol	DGBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Social Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.32%1,[2]
[145],[146]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%	[145],[146]
Net Assets	$ 97,180,073
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$97,180,073
Number of Holdings	4
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
U.S. Social Core Equity 2 Portfolio	61.5%
International Social Core Equity Portfolio	25.6%
Emerging Markets Social Core Equity Portfolio	12.9%
[147]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2065 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DTDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional 2065 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.21%1,[2]
[148],[149]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[148],[149]
Net Assets	$ 50,741,019
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$50,741,019
Number of Holdings	8
Portfolio Turnover Rate	8%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
U.S. Core Equity 1 Portfolio	33.5%
U.S. Large Company Portfolio	33.5%
Large Cap International Portfolio	12.4%
Emerging Markets Core Equity 2 Portfolio	9.4%
International Core Equity 2 Portfolio	6.2%
DFA Short-Term Extended Quality Portfolio	2.5%
DFA Two-Year Global Fixed Income Portfolio	2.5%
[150]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Sustainability Targeted Value Portfolio
Class Name	Institutional
Trading Symbol	DAABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Sustainability Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.32%[1]
[151]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%	[151]
Net Assets	$ 592,277,439
Holdings Count | $ / shares	902
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$592,277,439
Number of Holdings	902
Portfolio Turnover Rate	13%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Viatris, Inc.	1.1%
TTM Technologies, Inc.	1.0%
WESCO International, Inc.	0.9%
Ball Corp.	0.9%
Toll Brothers, Inc.	0.8%
Amkor Technology, Inc.	0.8%
CNH Industrial NV	0.8%
TD SYNNEX Corp.	0.8%
BorgWarner, Inc.	0.7%
Arrow Electronics, Inc.	0.6%

Sector Allocation (% of Total Investments) †
Financials	28.3%
Industrials	18.2%
Consumer Discretionary	16.0%
Information Technology	10.3%
Health Care	8.6%
Materials	5.5%
Consumer Staples	5.2%
Energy	3.4%
Communication Services	3.0%
Real Estate	1.1%
Utilities	0.4%
[152]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Global Core Plus Real Return Portfolio
Class Name	Institutional
Trading Symbol	DFAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Global Core Plus Real Return Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$14	0.29%1,[2]
[153],[154]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[153],[154]
Net Assets	$ 306,676,521
Holdings Count | $ / shares	323
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$306,676,521
Number of Holdings	323
Portfolio Turnover Rate	26%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top Countries (% of Total Investments) †
United States	54.8%
Canada	13.0%
France	7.4%
Japan	5.4%
Australia	4.5%
United Kingdom	3.6%
Germany	2.3%
Netherlands	1.1%
Denmark	1.0%
Finland	1.0%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	3.0%
1 to 3 Years	5.7%
3 to 5 Years	9.2%
5 to 10 Years	55.6%
Greater than 10 Years	26.5%
[155]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Short-Term Selective State Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DFABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Short-Term Selective State Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.25%1,[2]
[156],[157]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[156],[157]
Net Assets	$ 187,763,137
Holdings Count | $ / shares	367
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$187,763,137
Number of Holdings	367
Portfolio Turnover Rate	56%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Sector Allocation (% of Total Investments) †
General Obligation	36.9%
School District	23.6%
Medical	8.7%
General	7.6%
Higher Education	5.5%
Education	4.8%
Water	3.8%
Power	2.9%
Transportation	2.2%
Commercial Paper	1.8%
Utilities	1.4%
Airport	0.5%
Bond Bank	0.3%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	66.2%
1 to 3 Years	20.4%
3 to 5 Years	3.2%
5 to 10 Years	9.1%
Greater than 10 Years	1.1%
[158]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2070 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DFARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional 2070 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.21%1,[2]
[159],[160]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[159],[160]
Net Assets	$ 1,026,236
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,026,236
Number of Holdings	8
Portfolio Turnover Rate	4%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
U.S. Core Equity 1 Portfolio	33.5%
U.S. Large Company Portfolio	33.5%
Large Cap International Portfolio	12.3%
Emerging Markets Core Equity 2 Portfolio	9.3%
International Core Equity 2 Portfolio	6.3%
DFA Two-Year Global Fixed Income Portfolio	2.9%
DFA Short-Term Extended Quality Portfolio	2.2%
[161]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional World ex U.S. Sustainability Targeted Value Portfolio
Class Name	Institutional
Trading Symbol	DADIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional World ex U.S. Sustainability Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$28	0.52%1,[2]
[162],[163]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.52%	[162],[163]
Net Assets	$ 165,538,446
Holdings Count | $ / shares	2,151
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$165,538,446
Number of Holdings	2,151
Portfolio Turnover Rate	13%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Unimicron Technology Corp.	0.9%
Helvetia Baloise Holding AG	0.6%
Bank of Ireland Group PLC	0.6%
Cie Generale des Etablissements Michelin SCA	0.6%
Magna International, Inc.	0.6%
Julius Baer Group Ltd.	0.6%
Mitsui Kinzoku Co. Ltd.	0.6%
NN Group NV	0.6%
Resonac Holdings Corp.	0.5%
Banco BPM SpA	0.5%

Top Countries (% of Total Investments) †
Japan	16.2%
China	8.8%
United Kingdom	8.5%
Taiwan	7.3%
Canada	7.1%
Switzerland	6.2%
France	4.8%
South Korea	4.7%
India	4.4%
Australia	4.1%
[164]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center

[1]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[2]
2	Annualized

[3]
†	Excludes money market funds and collateral for loaned securities, if any.

[4]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[5]
2	Annualized

[6]
†	Excludes money market funds and collateral for loaned securities, if any.

[7]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[8]
2	Annualized

[9]
†	Excludes money market funds and collateral for loaned securities, if any.

[10]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[11]
2	Annualized

[12]
†	Excludes money market funds and collateral for loaned securities, if any.

[13]
1	Annualized

[14]
†	Excludes money market funds and collateral for loaned securities, if any.

[15]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[16]
2	Annualized

[17]
†	Excludes money market funds and collateral for loaned securities, if any.

[18]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[19]
2	Annualized

[20]
†	Excludes money market funds and collateral for loaned securities, if any.

[21]
1	Annualized

[22]
†	Excludes money market funds and collateral for loaned securities, if any.

[23]
1	Annualized

[24]
†	Excludes money market funds and collateral for loaned securities, if any.

[25]
1	Annualized

[26]
†	Excludes money market funds, if any.

[27]
1	Annualized

[28]
†	Excludes money market funds, if any.

[29]
1	Annualized

[30]
†	Excludes money market funds, if any.

[31]
1	Annualized

[32]
†	Excludes money market funds and collateral for loaned securities, if any.

[33]
1	Annualized

[34]
†	Excludes money market funds, if any.

[35]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[36]
2	Annualized

[37]
†	Excludes money market funds, if any.

[38]
1	Annualized

[39]
†	Excludes money market funds and collateral for loaned securities, if any.

[40]
1	Annualized

[41]
†	Excludes money market funds and collateral for loaned securities, if any.

[42]
1	Annualized

[43]
†	Excludes money market funds and collateral for loaned securities, if any.

[44]
1	Annualized

[45]
†	Excludes money market funds and collateral for loaned securities, if any.

[46]
1	Annualized

[47]
†	Excludes money market funds and collateral for loaned securities, if any.

[48]
1	Annualized

[49]
†	Excludes money market funds and collateral for loaned securities, if any.

[50]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[51]
2	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[52]
3	Annualized

[53]
†	Excludes money market funds, if any.

[54]
1	Annualized

[55]
†	Excludes money market funds, if any.

[56]
1	Annualized

[57]
†	Excludes money market funds and collateral for loaned securities, if any.

[58]
1	Annualized

[59]
†	Excludes money market funds, if any.

[60]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[61]
2	Annualized

[62]
†	Excludes money market funds, if any.

[63]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[64]
2	Annualized

[65]
†	Excludes money market funds, if any.

[66]
1	Annualized

[67]
†	Excludes money market funds and collateral for loaned securities, if any.

[68]
1	Annualized

[69]
†	Excludes money market funds and collateral for loaned securities, if any.

[70]
1	Annualized

[71]
†	Excludes money market funds and collateral for loaned securities, if any.

[72]
1	Annualized

[73]
†	Excludes money market funds and collateral for loaned securities, if any.

[74]
1	Annualized

[75]
†	Excludes money market funds and collateral for loaned securities, if any.

[76]
1	Annualized

[77]
†	Excludes money market funds and collateral for loaned securities, if any.

[78]
1	Annualized

[79]
†	Excludes money market funds, if any.

[80]
1	Annualized

[81]
†	Excludes money market funds, if any.

[82]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[83]
2	Annualized

[84]
†	Excludes money market funds, if any.

[85]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[86]
2	Annualized

[87]
†	Excludes money market funds and collateral for loaned securities, if any.

[88]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[89]
2	Annualized

[90]
†	Excludes money market funds, if any.

[91]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[92]
2	Annualized

[93]
†	Excludes money market funds, if any.

[94]
1	Annualized

[95]
†	Excludes money market funds, if any.

[96]
1	Annualized

[97]
†	Excludes money market funds, if any.

[98]
1	Annualized

[99]
†	Excludes money market funds, if any.

[100]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[101]
2	Annualized

[102]
†	Excludes money market funds, if any.

[103]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[104]
2	Annualized

[105]
†	Excludes money market funds, if any.

[106]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[107]
2	Annualized

[108]
†	Excludes money market funds, if any.

[109]
1	Annualized

[110]
†	Excludes money market funds, if any.

[111]
1	Annualized

[112]
†	Excludes money market funds, if any.

[113]
1	Annualized

[114]
†	Excludes money market funds, if any.

[115]
1	Annualized

[116]
†	Excludes money market funds, if any.

[117]
1	Annualized

[118]
†	Excludes money market funds and collateral for loaned securities, if any.

[119]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[120]
2	Annualized

[121]
†	Excludes money market funds, if any.

[122]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[123]
2	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[124]
3	Annualized

[125]
†	Excludes money market funds, if any.

[126]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[127]
2	Annualized

[128]
†	Excludes money market funds, if any.

[129]
1	Annualized

[130]
†	Excludes money market funds, if any.

[131]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[132]
2	Annualized

[133]
†	Excludes money market funds and collateral for loaned securities, if any.

[134]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[135]
2	Annualized

[136]
†	Excludes money market funds and collateral for loaned securities, if any.

[137]
1	Annualized

[138]
†	Excludes money market funds and collateral for loaned securities, if any.

[139]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[140]
2	Annualized

[141]
†	Excludes money market funds, if any.

[142]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[143]
2	Annualized

[144]
†	Excludes money market funds, if any.

[145]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[146]
2	Annualized

[147]
†	Excludes money market funds, if any.

[148]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[149]
2	Annualized

[150]
†	Excludes money market funds, if any.

[151]
1	Annualized

[152]
†	Excludes money market funds and collateral for loaned securities, if any.

[153]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[154]
2	Annualized

[155]
†	Excludes money market funds and collateral for loaned securities, if any.

[156]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[157]
2	Annualized

[158]
†	Excludes money market funds, if any.

[159]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[160]
2	Annualized

[161]
†	Excludes money market funds, if any.

[162]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[163]
2	Annualized

[164]
†	Excludes money market funds and collateral for loaned securities, if any.